Stock-Based Compensation - Summary of Stock Options (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance	24,179	21,448
Options forfeited	(179)	(1,228)
Options expired	(8)	(82)
Options exercised	(5,979)	(694)
Options granted	878	4,735
Options, Outstanding ending balance	18,891	24,179
Exercisable ending balance	9,853	14,559
Weighted Average Exercise Price, Outstanding beginning balance	$ 0.57	$ 0.50
Weighted Average Exercise Price, Options forfeited	1.21	0.77
Weighted Average Exercise Price, Options expired	0.91	0.50
Weighted Average Exercise Price, Options exercised	0.49	0.35
Weighted Average Exercise Price, Options granted	3.52	0.91
Weighted Average Exercise Price, Outstanding ending balance	0.73	0.57
Weighted Average Exercise Price Per share, Exercisable	$ 0.49	$ 0.44
Aggregate Intrinsic Value, Outstanding	$ 52,780	$ 8,244
Aggregate Intrinsic Value, Exercisable	$ 29,888	$ 6,913